Delaware Mid Cap Value Fund
Delaware Mid Cap Value Fund
What is the Fund’s investment objective?
Delaware Mid Cap Value Fund seeks capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Mid Cap Value Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Mid Cap Value Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		1.34%	1.34%	1.34%	1.34%
Total annual fund operating expenses		2.34%	3.09%	2.59%	2.09%
Fee waivers and expense reimbursements	[1]	(1.20%)	(1.20%)	(1.20%)	(1.20%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.14%	1.89%	1.39%	0.89%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets from Feb. 28, 2019 through Feb. 28, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	685	1,155	1,651	3,010
Class C	292	841	1,516	3,318
Class R	142	691	1,268	2,835
Institutional Class	91	539	1,013	2,325

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Mid Cap Value Fund | Class C | USD ($)	192	841	1,516	3,318

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in investments of medium-sized companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Fund’s investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be in investments of medium-sized companies (80% policy). The Fund considers medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap® Value Index (Index) at the time of the Fund’s investment. As of May 11, 2018, the smallest company included in the Index had a market capitalization of $2.5 billion and the largest company included in the Index had a market capitalization of $34.7 billion. The market capitalization range for the Russell Midcap Value Index will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The Fund may invest in real estate investment trusts (REITs).

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Mid Cap Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 18.38% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -22.26% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Mid Cap Value Fund	1 Year	5 Years	10 Years
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(12.29%)	5.44%	13.03%
Class A	(20.42%)	3.24%	10.31%
Class A | After Taxes on Distributions	(21.19%)	1.60%	7.79%
Class A | After Taxes on Distributions and Sales	(11.57%)	2.33%	8.08%
Class C	(16.96%)	3.63%	10.13%
Class R	(15.83%)	4.18%	10.70%
Institutional Class	(15.33%)	4.70%	11.24%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.